Statement of Financial Position, Classified - (Un-Audited) (USD $)	Aug. 31, 2012	May 31, 2013 Un-Audited	Aug. 31, 2012 Un-Audited
Cash and Cash Equivalents, at Carrying Value	$ 46,955	$ 50,723	$ 46,955
Inventory, Net	1,000	1,000	1,000
Assets, Current	47,955	51,723	47,955
Property Plant and Equipment	92,567	67,592	92,567
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,475,000	1,905,000	1,475,000
Other Assets, Noncurrent	14,000	14,000	14,000
Assets	1,629,522	2,038,315	1,629,522
Accounts Payable, Current	7,487	7,487	7,487
Due to Shareholder	10,000	10,000	10,000
Loans Payable, Current	0	311,500
Liabilities, Current	17,487	328,987	17,487
Liabilities	17,487	328,987	17,487
Common Stock, $.0001 par Value, Issued	8,722	9,245	8,722
Additional Paid in Capital, Common Stock	4,956,254	5,958,050	4,956,254
Retained Earnings (Accumulated Deficit)	(3,352,941)	(4,257,967)	(3,352,941)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,612,035	1,709,328	1,612,035
Liabilities and Equity	$ 1,629,522	$ 2,038,315	$ 1,629,522